Note 4 - Fair Value of Financial Instruments (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Fair Value Inputs Level 1 Fair Value Measurements Nonrecurring
Assets
Cash	$ 576	$ 2,076	$ 2,076	$ 49,208
Total assets	576	2,076	2,076	49,208
Liabilities
Convertible debentures, net of discounts of $196,092
Short term debt
Derivative liability
Total Liabilities
Net Assets	576	2,076
Fair Value Inputs Level 2 Fair Value Measurements Nonrecurring
Assets
Cash
Total assets
Liabilities
Convertible debentures, net of discounts of $196,092
Short term debt	35,000	35,000	35,000	35,000
Derivative liability
Total Liabilities	35,000	35,000	35,000	35,000
Net Assets	(35,000)	(35,000)	(35,000)	(35,000)
Fair Value Inputs Level 3 Fair Value Measurements Nonrecurring
Assets
Cash
Total assets
Liabilities
Convertible debentures, net of discounts of $196,092	56,852	19,408	19,408
Short term debt
Derivative liability	290,402	356,608	356,608
Total Liabilities	347,254	376,016	376,016
Net Assets	$ (347,254)	$ (376,016)	$ (376,016)